Inventories	9 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	187	184
Gold on hand (doré/bullion)	55	77
Ore stockpiles	398	324
Uranium oxide and sulfuric acid	25	43
Supplies	279	255
	944	883
Less: Materials on the leach pad(1)	(97)	(91)
	847	792
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	367	331
Ore stockpiles	54	27
	421	358
Less: Materials on the leach pad(1)	(367)	(331)
	54	27
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.